Warrants to Purchase Common Stock (Tables)	12 Months Ended
Dec. 31, 2024
Warrants Abstract
Schedule of Warrant Activity

The following table presents the Company’s warrants as of December 31, 2024 and 2023:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)
Warrants as of December 31, 2022	109,584	$13.25	4.53
Issued	-	$-	-
Forfeited	-	$-	-
Exercised	-	$-	-
Warrants as of December 31, 2023	109,584	$13.25	3.53
Issued	-	$-	-
Forfeited	(21,074)	$7.80	-
Exercised	-	$-	-
Warrants as of December 31, 2024	88,510	$14.54	3.26